CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) (Parenthetical) - $ / shares	Sep. 30, 2025	Dec. 31, 2024
Preferred stock, shares authorized		10,000,000
Preferred stock, par value		$ 0.001
Preferred stock, shares issued		0
Preferred stock, shares outstanding		0
Common stock, shares authorized		50,000,000
Common stock, par value		$ 0.001
Common stock, shares issued		14,874,480
Common stock, shares outstanding		14,874,480
Twin Vee Powercarsco [Member]
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, shares authorized	50,000,000	50,000,000
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares issued	2,237,299	1,487,445
Common stock, shares outstanding	2,237,299	1,487,445